Subsequent event	6 Months Ended
Jun. 30, 2017
Subsequent Events [Abstract]
Subsequent Events
9.	Subsequent events

Registration of Certain Common Shares and Warrants

On August 11, 2017, the Company filed a Form S-1 with the Securities and Exchange Commission to register the 8,243 common shares, which includes 1,383 common shares issuable upon exercise of warrants. The S-1 filing covers shareholders of common shares and warrants from the following transactions:
•	The Company’s April 2010 private placement of common shares and warrants to purchase common shares;
•	The Company’s November 2013 private placement of common shares and warrants to purchase common shares;
•	The Company’s February 2016 private placements of warrants to purchase common shares in lieu of payment for services rendered;
•	The Company’s May 2016 private placement of common shares; and
•	The Company’s June 2017 private placement of common shares.